Salaries and social security taxes payable (Details Narrative) $ in Millions	Dec. 31, 2021 ARS ($) Employees	Dec. 31, 2020 ARS ($) Employees
Salaries And Social Security Taxes Payable
Current future payment obligations	$ 23.8	$ 80.1
Collective bargaining liabilities	$ 404.5	$ 421.1
Number of employees | Employees	4,668	4,776